Nature of Business and Organization (Details) - Schedule of Details of Company's Principal Subsidiaries	6 Months Ended
Jun. 30, 2023
Powerbridge Holding Limited (“Powerbridge HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Boxinrui International Holdings Limited (“Boxinrui”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Aug. 05, 2021
Place of Incorporation	BVI
Major Operation	Investment holding
Hongding Technology Co., Ltd (“Hongding”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Oct. 01, 2021
Place of Incorporation	Singapore
Major Operation	Management consultancy services
Powercrypto Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge	[1]
Date of Incorporation	Apr. 05, 2022	[1]
Place of Incorporation	USA	[1]
Major Operation	Management consultancy services	[1]
Powerbridge High Technologies Holding Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Jan. 11, 2023
Place of Incorporation	Macau
Major Operation	Investment holding
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Oct. 30, 1997
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Aug. 17, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Jan. 21, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerstream Capital Co., Ltd. (“Powerstream Capital”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Aug. 11, 2022
Place of Incorporation	the PRC
Major Operation	Investment, software application and technology services
Powerbridge Digital Trade (HK) Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge HK
Date of Incorporation	Jun. 26, 2023
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
SmartConn Co.Limited(“SmartConn”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	50.99% by Powerbridge HK
Date of Incorporation	Dec. 14, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Boxinrui
Date of Incorporation	Nov. 30, 2021
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Shenzhen Hongding Interconnect Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding	[2]
Date of Incorporation	Oct. 21, 2020	[2]
Place of Incorporation	the PRC	[2]
Major Operation	Software application and technology services	[2]
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jun. 21, 2019
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Hongxi Data Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	70% by Powerbridge Zhuhai
Date of Incorporation	Feb. 08, 2021
Place of Incorporation	Macau
Major Operation	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jul. 21, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai
Date of Incorporation	Apr. 25, 2021
Place of Incorporation	the PRC
Major Operation	software application and technology services
Hunan Powerverse Digital Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai
Date of Incorporation	Mar. 09, 2023
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	66% by Powermeta Digital
Date of Incorporation	Feb. 15, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Shanghai Stamp Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by SmartConn
Date of Incorporation	Dec. 09, 2018
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	90% by Anxin Jieda
Date of Incorporation	Jan. 07, 2020
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Xingtai Ningyao Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Ascendent
Date of Incorporation	Dec. 17, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services

[1]	On August 25, 2023, the name was changed to Powercrypto Inc.
[2]	Shenzhen Hongding Interconnect Technology Co., Ltd was deregistered on August 8, 2023 subsequently.